Parent Company Only Condensed Financial Information - Summary of Condensed Balance sheet (Parenthetical) (Detail) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2016	Mar. 31, 2016
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share	$ 0.00001	$ 0.00001
Common shares, shares issued	483,310,373	445,272,000
Common shares, shares outstanding	483,310,373	445,272,000
Common Stock [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share	$ 0.00001
Common shares, shares issued	483,310,373	445,272,000
Common shares, shares outstanding	483,310,373	445,272,000
Series A redeemable preferred shares [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Redeemable preferred shares par value	$ 0.00001	$ 0.00001
Redeemable preferred shares authorized	204,022,000	204,022,000
Redeemable preferred shares issued	204,022,000	204,022,000		204,022,000
Redeemable preferred shares outstanding	204,022,000	204,022,000		204,022,000
Series B redeemable preferred shares [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Redeemable preferred shares par value	$ 0.00001	$ 0.00001
Redeemable preferred shares authorized	185,512,580	185,512,580
Redeemable preferred shares issued	185,512,580	185,512,580		185,512,580			185,512,580
Redeemable preferred shares outstanding	185,512,580	185,512,580		185,512,580
Series B+ redeemable preferred shares [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Redeemable preferred shares par value	$ 0.00001	$ 0.00001
Redeemable preferred shares authorized	43,937,180	43,937,180
Redeemable preferred shares issued	43,937,180	43,937,180		43,937,180	43,937,180	43,937,180
Redeemable preferred shares outstanding	43,937,180	43,937,180		43,937,180
Series B++ redeemable preferred shares [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Redeemable preferred shares par value	$ 0.00001	$ 0.00001
Redeemable preferred shares authorized	16,574,460	16,574,460
Redeemable preferred shares issued	16,574,460	16,574,460	16,574,460	0
Redeemable preferred shares outstanding	16,574,460	16,574,460		0